Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Document Information
Entity Registrant Name	Post Holdings, Inc.
Entity Central Index Key	0001530950
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Document Type	8-K
Document Period End Date	Sep. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float